RELATED PARTY TRANSACTIONS - Compensation to Directors and Other Key Management Personnel (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 8,006.8	$ 4,447.5	$ 3,492.3
Post-employment benefits	3.3	3.8	3.9
Share-based payments	1,214.3	1,357.4	525.8
Compensation of key management personnel	$ 9,224.4	$ 5,808.7	$ 4,022.0